Nature of the Business	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Nature of the Business

1. Nature of the Business

MiX Telematics Limited and its consolidated subsidiaries (“the Company”) is a global provider of fleet and mobile asset management solutions delivered as Software-as-a-Service (“SaaS”). The Company’s solutions enable customers to manage, optimize and protect their investments in commercial fleets, mobile assets or personal vehicles. The Company’s solutions enable a wide range of customers, from large enterprise fleets to small fleet operators and consumers, to reduce fuel and other operating costs, improve efficiency, enhance regulatory compliance, promote driver safety, manage risk and mitigate theft. The Company’s solutions mostly rely on our proprietary, highly scalable technology platforms, which allows it to collect, analyze and deliver information based on data from customers’ vehicles. Using intuitive, web-based interfaces, reports or mobile applications, the Company’s fleet customers can access large volumes of real-time and historical data, monitor the location and status of their drivers and vehicles and analyze a wide number of key metrics across their fleet operations.

MiX Telematics Limited is a public company incorporated and domiciled in South Africa. On April 2, 2024, the transactions contemplated by the Implementation Agreement (the “Powerfleet Transaction”), dated as of October 10, 2023, with PowerFleet, Inc. (“Powerfleet”) and Main Street 2000 Proprietary Limited (“Main Street”) were consummated. On this day, the Company’s ordinary shares, which were publicly traded on the Johannesburg Stock Exchange (JSE: MIX), and its American Depositary Shares, which were listed on the New York Stock Exchange (NYSE: MIXT), were delisted and the Company became an indirect, wholly owned subsidiary of Powerfleet. Refer to note 21 for more information.

The address of the Company’s principal executive office is 750 Park of Commerce Boulevard, Suite 310, Boca Raton, Florida, 33487.